Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues
12. Revenues
The Company’s revenues are primarily derived from (i) demonstrating and providing ground autonomy solutions to the U.S. Army, (ii) delivering freight via Kodiak-owned autonomous trucks powered by the Kodiak Driver, and (iii) providing DaaS to customers. The Company recognizes revenue when customers obtain control of promised services in an amount that reflects the consideration the Company expects to receive for those services.

Disaggregation of Revenues
The Company’s revenues were generated from customers located in the U.S. Ground autonomy solutions represented 51% and 0% of revenues for the six months ended June 30, 2025 and 2024, respectively. Freight delivery represented 28% and 100% of revenues for the six months ended June 30, 2025 and 2024, respectively. DaaS represented the remaining revenues for the six months ended June 30, 2025.
The Company’s contracts with a duration of one year or more consisted entirely of a DaaS contract as of June 30, 2025. The aggregate amount of the transaction price allocated to unsatisfied performance obligations was $5.5 million as of June 30, 2025, which is expected to be recognized ratably for each DaaS contract and through to June 2029.
Contract Balances
As of June 30, 2025 and December 31, 2024, the Company did not have any material amounts related to unbilled receivables or contract assets. As of June 30, 2025 and December 31, 2024, the Company’s contract liabilities were $0.1 million and $0, respectively, which were included in accrued expenses and other current liabilities and other liabilities on the balance sheets.

14.	Revenues
The Company’s revenues are primarily derived from (i) demonstrating and providing ground autonomy solutions to the U.S. Army, (ii) delivering freight via Kodiak-owned autonomous trucks powered by the Kodiak Driver, and (iii) providing DaaS to customers. The Company recognizes revenue when customers obtain control of promised services in an amount that reflects the consideration the Company expects to receive for those services.
Disaggregation of Revenues
For the years ended December 31, 2024 and 2023, the Company’s revenues were generated from customers located in the U.S. Ground autonomy solutions represented 89% of revenues for each of the years ended December 31, 2024 and 2023. The remaining revenues were substantially related to freight delivery for the year ended

December 31, 2024 and entirely to freight delivery for the year ended December 31, 2023. Revenues related to DaaS were immaterial for the year ended December 31, 2024 and $0 for the year ended December 31, 2023.
The Company recognized revenue disaggregated by timing as follows for the periods presented (in thousands):

	December 31,
	2024	2023
Point in time	$14,839	$16,946
Over time	94	—

Total revenues	$14,933	$16,946

Contract Balances
As of December 31, 2024 and 2023, the Company did not have any material amounts related to unbilled receivables or contract assets.
As of December 31, 2024 and 2023, the contract liability was $0 and $1.1 million, respectively, which was included in accrued expenses and other current liabilities on the balance sheets. For the year ended December 31, 2024, the Company recognized revenue of $1.1 million that was included in the corresponding deferred revenue balance at the beginning of the year.